Recent Accounting Pronouncements	3 Months Ended
Mar. 31, 2019
Accounting Changes and Error Corrections [Abstract]
Recent Accounting Pronouncements	Recent Accounting Pronouncements
Recently Adopted Accounting Standards
In the first quarter of 2018, the Company adopted ASU No. 2014-09, Revenue from Contracts with Customers (Topic 606), and its associated amendments. Under the standard, revenue is recognized when a customer obtains control of promised goods or services in an amount that reflects the consideration the entity expects to receive in exchange for those goods or services. In addition, the standard requires disclosure of the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. The Company applied the five step method outlined in the ASU to all revenue streams and elected to utilize the modified retrospective implementation method. The additional disclosures required by the ASU have been included in Note 2, “Summary of Significant Accounting Policies.”
In the first quarter of 2018, the Company adopted ASU No. 2016-18, Statement of Cash Flows: Restricted Cash, a consensus of the Financial Accounting Standards Board (“FASB”) Emerging Issues Task Force. Under the standard, restricted cash and restricted cash equivalent amounts are presented within cash and cash equivalents when reconciling the total beginning and ending amounts shown on the statement of cash flows. When cash, cash equivalents, restricted cash and restricted cash equivalents are presented in more than one line item on the balance sheet, a reconciliation of the totals in the statement of cash flows to the related captions in the balance sheet is required. The impact of the adoption of ASU No. 2016-18 resulted in a decrease in investing activities of $310,000 and an increase in the ending cash, cash equivalents and restricted cash of $510,000 in the consolidated statement of cash flows for the year ended December 31, 2017. The impact of the adoption resulted in a decrease in investing activities and an increase in the ending cash, cash equivalents and restricted cash of $200,000 in the consolidated statement of cash flows for the year ended December 31, 2018.
In the first quarter of 2018, the Company adopted ASU No. 2017-09, Compensation - Stock Compensation - Scope of Modification Accounting.  The standard provides clarification on when modification accounting should be used for changes to the terms or conditions of a share-based payment award. This standard does not change the accounting for modifications but clarifies that modification accounting guidance should only be applied if there is a change to the value, vesting conditions, or award classification and would not be required if the changes are considered non-substantive. The guidance was adopted on a prospective basis in the first quarter of 2018 and did not have any impact upon adoption.
In the first quarter of 2018, the Company adopted ASU No. 2018-07, Improvements to Nonemployee Share-Based Payment Accounting. ASU 2018-07 simplifies the accounting for share-based payments to nonemployees by aligning it with the accounting for share-based payments to employees, with certain exceptions. Adoption of this guidance did not have a material impact on the Company’s consolidated financial statements.
Recently Issued Accounting Standards
In February 2016, the FASB issued ASU 2016-02, Leases (“ASC 842”), which sets out the principles for the recognition, measurement, presentation and disclosure of leases for both parties to a contract (i.e. lessees and lessors). The new standard requires lessees to apply a dual approach, classifying leases as either finance or operating leases based on the principle of whether or not the lease is effectively a financed purchase by the lessee. This classification will determine whether lease expense is recognized based on an effective interest method or on a straight-line basis over the term of the lease, respectively. A lessee is also required to record a right-of-use asset and a lease liability for all leases with a term of greater than 12 months regardless of their classification. Leases with a term of 12 months or less will be accounted for similar to existing guidance for operating leases today. ASC 842 supersedes the previous leases standard, ASC 840, Leases. For public entities, the standard is effective for interim and annual periods beginning after December 15, 2018 and should be applied through a modified retrospective transition approach for leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements, with early adoption permitted. The Company plans to adopt the new standard on January 1, 2019 and elect the optional transition method. The Company will also elect the package of transitional practical expedients such that the Company will retain lease classification and initial direct costs for leases existing prior to the adoption of the new lease standard.  The Company will also elect the hindsight practical expedient. Although the Company is currently evaluating the impact of this guidance on its consolidated financial statements, it does expect that most of its operating lease commitments will be subject to the new guidance and will be recognized as operating lease liabilities and right-of-use assets upon its adoption.
In June 2016, the FASB issued ASU 2016-13, Measurement of Credit Losses on Financial Statements. This update provides financial statement users with more decision-useful information about the expected credit losses on financial instruments and other commitments to extend credit held by a reporting entity at each reporting date. The update replaces the incurred loss impairment methodology in current GAAP with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. ASU No. 2016-13 is effective for public entities for annual periods beginning after December 15, 2019. The Company does not believe that the adoption of this new guidance will have a material impact on its consolidated financial statements.
In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement, which changed the disclosure requirements for fair value measurements by removing, adding and modifying certain disclosures. The standard is effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. The Company is evaluating the impact of adopting this guidance to its consolidated financial statements and related disclosures.
In August 2018, the FASB issued ASU 2018-15, Cloud Computing Arrangements, which aligns the requirements for capitalizing implementation costs in a Cloud Computing Arrangement service contract with the requirements for capitalizing implementation costs incurred for an internal-use software license. The standard is effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. The Company is evaluating the impact of adopting this guidance to its consolidated financial statements and related disclosures.
Recent Accounting Pronouncements
Recently Adopted Accounting Standards
In February 2016, the FASB issued ASU No. 2016-02, “Leases,” that supersedes Accounting Standards Codification (“ASC”) 840, “Leases.” Subsequently, the FASB issued several updates to ASU No. 2016-02, codified in ASC Topic 842 (“ASC 842”). The Company adopted ASC 842 on January 1, 2019 using the modified retrospective method for all leases not substantially completed as of the date of adoption.  The Company elected to apply the package of practical expedients, which allowed the Company to not reassess: (i) whether expired or existing contracts contain leases; (ii) lease classification for any expired or existing leases; and (iii) initial direct costs for any existing lease.
Recently Issued Accounting Standards
In June 2016, the FASB issued Accounting Standards Update (“ASU”) 2016-13, “Measurement of Credit Losses on Financial Statements.” This update provides financial statement users with more decision-useful information about the expected credit losses on financial instruments and other commitments to extend credit held by a reporting entity at each reporting date. The update replaces the incurred loss impairment methodology in current GAAP with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. ASU No. 2016-13 is effective for public entities for annual periods beginning after December 15, 2019. The Company is evaluating the impact of adopting this guidance to its consolidated financial statements and related disclosures.
In August 2018, the FASB issued ASU 2018-13, “Fair Value Measurement,” which changed the disclosure requirements for fair value measurements by removing, adding and modifying certain disclosures. The standard is effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. The Company is evaluating the impact of adopting this guidance to its consolidated financial statements and related disclosures.
In August 2018, the FASB issued ASU 2018-15, “Cloud Computing Arrangements,” which aligns the requirements for capitalizing implementation costs in a Cloud Computing Arrangement service contract with the requirements for capitalizing implementation costs incurred for an internal-use software license. The standard is effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. The Company is evaluating the impact of adopting this guidance to its consolidated financial statements and related disclosures.